EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.5%
	AUSTRALIA — 4.5%
470,000	Evolution Mining Ltd.	$1,217,722
180,000	Northern Star Resources Ltd.	1,670,568
50,000	Sonic Healthcare Ltd.	906,140
630,000	Telstra Group Ltd.	1,628,063
		5,422,493
	BRAZIL — 3.7%
700,000	Ambev S.A. - ADR	1,442,000
250,000	B3 S.A. - Brasil Bolsa Balcao	479,562
550,000	Banco Bradesco S.A. - ADR	1,221,000
150,000	Itau Unibanco Holding S.A. - ADR	903,000
40,000	Vale S.A. - ADR	434,000
		4,479,562
	CANADA — 19.6%
45,000	Agnico Eagle Mines Ltd.	3,472,650
350,000	Algonquin Power & Utilities Corp.	2,185,123
22,000	Bank of Nova Scotia	1,027,262
191,000	Barrick Gold Corp.	3,535,410
10,000	BCE, Inc.	337,293
60,000	Canadian Utilities Ltd. - Class A	1,404,939
500,000	Equinox Gold Corp. *	2,810,000
800,000	IAMGOLD Corp. *	3,296,000
15,000	Nutrien Ltd.	768,000
150,000	Pan American Silver Corp.	3,447,000
50,000	Power Corp. of Canada	1,447,092
		23,730,769
	CHINA — 1.4%
170,000	Alibaba Group Holding Ltd.	1,672,827
	FINLAND — 2.0%
160,000	Fortum Oyj	2,460,329
	FRANCE — 7.6%
206,000	Engie S.A.	3,238,347
15,000	Sanofi	1,546,389
40,000	TotalEnergies S.E. - ADR	2,711,200
55,000	Veolia Environnement S.A.	1,727,756
		9,223,692
	GERMANY — 6.1%
19,000	BASF S.E.	884,588

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
75,000	Bayer A.G.	$2,231,307
130,000	E.ON S.E.	1,823,011
15,000	Mercedes-Benz Group A.G.	991,568
7,000	SAP S.E.	1,479,944
		7,410,418
	ITALY — 3.5%
400,000	Enel S.p.A.	2,855,671
85,000	Eni S.p.A.	1,359,982
		4,215,653
	NEW ZEALAND — 1.1%
2,600,000	Kiwi Property Group Ltd.	1,396,322
	NORWAY — 5.2%
42,794	Aker BP A.S.A.	1,036,223
100,000	Austevoll Seafood A.S.A.	825,803
55,000	Equinor A.S.A. - ADR	1,460,800
150,000	Norsk Hydro A.S.A.	832,028
180,000	Telenor A.S.A.	2,144,703
		6,299,557
	SINGAPORE — 4.8%
55,000	DBS Group Holdings Ltd.	1,507,190
1,200,000	Singapore Telecommunications Ltd.	2,771,033
4,000,000	Starhill Global REIT - REIT	1,481,260
		5,759,483
	SOUTH KOREA — 0.9%
50,000	SK Telecom Co., Ltd. - ADR	1,121,500
	SPAIN — 7.0%
200,000	Banco Bilbao Vizcaya Argentaria S.A.	2,096,255
55,000	Endesa S.A.	1,067,232
109,163	Iberdrola S.A.	1,441,849
85,000	Repsol S.A.	1,212,354
578,064	Telefonica S.A.	2,618,180
		8,435,870
	SWITZERLAND — 4.7%
20,000	Novartis A.G. - ADR	2,229,600
10,000	Roche Holding A.G.	3,237,412

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
4,000	Sandoz Group A.G. - ADR	$173,700
		5,640,712
	UNITED KINGDOM — 19.1%
75,000	BP PLC - ADR	2,654,250
150,000	British American Tobacco PLC - ADR	5,346,000
55,000	GSK PLC	2,132,350
520,000	John Wood Group PLC *	1,363,672
18,000	Reckitt Benckiser Group PLC	968,258
35,000	Shell PLC - ADR	2,562,700
40,000	Unilever PLC - ADR	2,456,000
6,000,000	Vodafone Group PLC	5,614,346
		23,097,576
	UNITED STATES — 5.3%
40,000	Newmont Corp.	1,962,800
34,000	Newmont Corp. - CDI	1,641,203
25,000	Philip Morris International, Inc.	2,879,000
		6,483,003
	TOTAL COMMON STOCKS
	(Cost $113,881,358)	116,849,766
	SHORT-TERM INVESTMENTS — 2.7%
3,215,840	Federated Hermes Treasury Obligations Fund - Institutional Class, 5.106% [1]	3,215,840
	Total Short-Term Investments
	(Cost $3,215,840)	3,215,840
	TOTAL INVESTMENTS — 99.2%
	(Cost $117,097,198)	120,065,606
	Other Assets in Excess of Liabilities — 0.8%	999,907
	TOTAL NET ASSETS — 100.0%	$121,065,513

ADR – American Depository Receipt
CDI – CHESS Depositary Interest
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.